Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Before Income Taxes and Income Taxes Expense (Benefit) Included in The Consolidated Statements of Operations
Income before income taxes and income taxes expense (benefit) included in the consolidated statements of operations

	Year ended December 31
	2014	2015	2016
	US$ thousands

Income (loss) before income taxes:
Israel	16,522	19,486	15,541
Foreign jurisdiction	787	(1,061)	324
	17,309	18,425	15,865

Current taxes:
Israel	2,494	2,383	2,242
Foreign jurisdiction	409	465	720
	2,903	2,848	2,962

Current tax (benefits) expenses relating to prior years:
Israel	20	-	26
Foreign jurisdiction	-	(36)	-
	20	(36)	26

Deferred taxes:
Israel	(200)	(437)	10
Foreign jurisdiction	(19)	(470)	(270)
	(219)	(907)	(260)

Income tax expense	2,704	1,905	2,728

Deferred Income Taxes
The tax effects of significant items comprising the Company's deferred tax assets are as follows:

	December 31	December 31
	2015	2016
	US$ thousands	US$ thousands

Deferred tax assets:
Accrued employee benefits	247	261
Research and development costs	679	921
Tax loss carryforwards	177	338
PPE	16	15
Inventory	160	-
Share based compensation	245	246
Intangible assets	-	107
Other	21	2
Total gross deferred tax assets	1,545	1,890

Deferred tax liabilities:
Intangible assets	(243)	(138)
Goodwill	(61)	(215)
Other	36	-
Total gross deferred tax liabilities	(268)	(353)

Net deferred tax assets	1,277	1,537

In Israel	1,348	1,338
Foreign jurisdictions	(71)	199
Net deferred tax assets	1,277	1,537

Non-current deferred tax assets	1,545	1,537
Non-current deferred tax liabilities	(268)	-
Net deferred tax assets	1,277	1,537

Reconciliation of the Statutory Tax Expense to Actual Tax Expense
Reconciliation of the statutory tax expense to actual tax expense

	Year ended December 31
	2014	2015	2016
	US$ thousands

Income before income taxes	17,309	18,425	15,865
Statutory tax rate in Israel	26.5%	26.5%	25.0%
	4,587	4,883	3,966

Increase (decrease) in taxes resulting from:
Non-deductible operating expenses, net	476	209	228
Non-taxable income	-	(819)	(84)
Prior year adjustments	20	(36)	26
Tax effect due to "Approved/Benefited/
Preferred Enterprise" status	(2,588)	(2,368)	(1,924)
Taxes related to foreign jurisdictions	181	250	324
Changes in tax rate	-	35	94
Creation of deferred taxes for tax losses and
benefits from previous years for which deferred
taxes were not created in the past	-	(252)	-
Other	28	3	98

Income tax expense	2,704	1,905	2,728